Credit Quality of Financial Assets and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2023
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
8. Credit Quality of Financial Assets and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.
Allowance for credit losses
Credit quality of financial assets

•	Credit quality indicators

•	Past-due financing receivables

•	Non-accrual
Information about troubled debt restructurings
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for fiscal 2021, 2022 and 2023:

	Fiscal Year ended March 31, 2021
	Millions of yen
	Beginning balance	Cumulative effect of adopting According Standards Update 2016-13	Reclassification to allowance for investment in operating leases *4	Balance at April 1, 2020	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*5	Recoveries	Other*6	Ending balance*3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,112	¥2,856	¥0	¥5,968	¥390	¥0	¥(495)	¥59	¥0	¥5,922	¥5,354	¥568
Overseas	128	(102)	0	26	412	0	0	1	31	470	470	0
Card loans
Japan	3,785	12,146	0	15,931	(802)	0	(2,150)	6	(1)	12,984	12,283	701
Other
Japan	12,735	(963)	0	11,772	5,875	0	(9,296)	8	0	8,359	5,616	2,743
Overseas	782	563	0	1,345	739	0	(1,754)	577	368	1,275	1,038	237
Installment loans to corporate borrowers:
Non-recourse loans
Japan	13	24	0	37	(5)	0	0	0	0	32	32	0
The Americas	1,773	1,577	0	3,350	43	0	0	0	57	3,450	3,218	232
Real estate companies
Japan	983	46	0	1,029	(58)	0	(96)	25	1	901	621	280
Overseas	2,010	1,579	0	3,589	(1,502)	0	(570)	33	(11)	1,539	1,539	0
Commercial, industrial companies
Japan	2,447	98	0	2,545	(27)	0	(592)	11	1	1,938	199	1,739
Overseas	14,769	9,002	0	23,771	10,410	0	(15,427)	18	(9)	18,763	13,013	5,750
Purchased loans*1	1,458	0	0	1,458	353	3,899	(4,040)	46	119	1,835	681	1,154
Net investment in leases:	11,692	3,550	0	15,242	3,285	0	(2,668)	10	653	16,522	13,267	3,255

Subtotal	55,687	30,376	0	86,063	19,113	3,899	(37,088)	794	1,209	73,990	57,331	16,659

Other financial assets measured at amortized cost*2	1,149	1,369	(312)	2,206	4,483	0	(344)	11	(351)	6,005	810	5,195

Total	¥56,836	¥31,745	¥(312)	¥88,269	¥23,596	¥3,899	¥(37,432)	¥805	¥858	¥79,995	¥58,141	¥21,854

	Fiscal Year ended March 31, 2022
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*5	Recoveries	Other*6	Ending balance*3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,922	¥340	¥0	¥(570)	¥24	¥0	¥5,716	¥5,211	¥505
Overseas	470	(34)	0	0	4	15	455	455	0
Card loans
Japan	12,984	(1,301)	0	(1,669)	4	1	10,019	9,423	596
Other
Japan	8,359	4,948	0	(8,114)	11	0	5,204	2,946	2,258
Overseas	1,275	300	0	(644)	0	174	1,105	961	144
Installment loans to corporate borrowers:
Non-recourse loans
Japan	32	49	0	0	0	0	81	81	0
The Americas	3,450	(1,035)	0	0	0	276	2,691	1,836	855
Real estate companies
Japan	901	(204)	0	(109)	29	0	617	490	127
Overseas	1,539	(855)	0	(10)	0	61	735	735	0
Commercial, industrial companies
Japan	1,938	93	0	(761)	67	0	1,337	505	832
Overseas	18,763	3,503	0	(6,185)	155	2,060	18,296	13,367	4,929
Purchased loans*1	1,835	(227)	2,210	(2,372)	114	15	1,575	608	967
Net investment in leases:	16,522	1,577	0	(2,802)	21	985	16,303	12,480	3,823

Subtotal	73,990	7,154	2,210	(23,236)	429	3,587	64,134	49,098	15,036

Other financial assets measured at amortized cost*2	6,005	2,662	0	(1,661)	45	231	7,282	562	6,720

Total	¥79,995	¥9,816	¥2,210	¥(24,897)	¥474	¥3,818	¥71,416	¥49,660	¥21,756

	Fiscal Year ended March 31, 2023
	Millions of yen
	Beginning balance	Provision (Reversal)*3	Allowance of purchased loans during the reporting period	Charge- offs*5	Recoveries	Other*6	Ending balance*3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥(1,437)	¥0	¥(215)	¥27	¥1	¥4,092	¥3,644	¥448
Overseas	455	(19)	0	0	1	9	446	446	0
Card loans
Japan	10,019	(421)	0	(584)	8	0	9,022	8,329	693
Other
Japan	5,204	4,672	0	(2,124)	8	(1)	7,759	5,337	2,422
Overseas	1,105	1,265	0	(508)	0	27	1,889	1,467	422
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	173	0	0	0	(1)	253	253	0
The Americas	2,691	(1,186)	0	0	0	(11)	1,494	560	934
Real estate companies
Japan	617	131	0	0	28	1	777	663	114
Overseas	735	264	0	(29)	0	37	1,007	1,007	0
Commercial, industrial companies
Japan	1,337	102	0	(358)	71	0	1,152	477	675
Overseas	18,296	7,164	0	(8,212)	329	1,555	19,132	16,455	2,677
Purchased loans*1	1,575	(261)	6,901	(7,142)	64	11	1,148	541	607
Net investment in leases:	16,303	1,678	0	(2,637)	27	348	15,719	12,032	3,687

Subtotal	64,134	12,125	6,901	(21,809)	563	1,976	63,890	51,211	12,679

Other financial assets measured at amortized cost*2	7,282	555	0	(6,563)	30	178	1,482	548	934

Total	¥71,416	¥12,680	¥6,901	¥(28,372)	¥593	¥2,154	¥65,372	¥51,759	¥13,613

Notes:	1. Loans held for sale and policy loan receivables of an insurance entity are not scope to allowance for credit losses.
2.
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses
s
tandard, allowance of ¥176,714 million was recorded as credit loss gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables”, and loans to affiliates included in “Investment in affiliates” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥16,021 million, ¥3,939 million and ¥7,756 million for fiscal 2021, 2022 and 2023, respectively. “Allowance for credit losses” on the consolidated balance sheets amounted to ¥78,945 million, ¥69,459 million and ¥64,723 million as of March 31, 2021, 2022 and 2023, respectively. The reconciliation between the above table and the amounts reported on the consolidated financial statements in fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2021	March 31, 2021	Fiscal Year ended March 31, 2022	March 31, 2022	Fiscal Year ended March 31, 2023	March 31, 2023
	Provision for credit losses	Allowance for credit losses	Provision for credit losses	Allowance for credit losses	Provision for credit losses	Allowance for credit losses
Net investment in leases	¥3,285	¥16,522	¥1,577	¥16,303	¥1,678	¥15,719
Installment loans	15,828	57,468	5,577	47,831	10,447	48,171

Subtotal in the above table	19,113	73,990	7,154	64,134	12,125	63,890

Other financial assets measured at amortized cost	4,483	6,005	2,662	7,282	555	1,482

Total in the above table	23,596	79,995	9,816	71,416	12,680	65,372

Off-balance sheet credit exposures*3(a)	(7,437)	—	(4,449)	—	(4,542)	—
Available-for-sale debt securities*3(b)	117	—	21	—	(21)	—
Less: Loans to affiliates *3(c)	(255)	(1,050)	(1,449)	(1,957)	(361)	(649)

Amount reported on the consolidated financial statements	¥16,021	¥78,945	¥3,939	¥69,459	¥7,756	¥64,723

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥26,094 million, ¥22,120 million and ¥17,843 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 30 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥120 million, ¥153 million and ¥144 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were provisions of ¥255 million, ¥1,449 million and ¥361 million during fiscal 2021, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,050 million, ¥1,957 million and ¥649 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded as a reduction in “Investment in affiliates” on the consolidated balance sheets.

*4
The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses
s
tandard.

*5	Included in Charge-off in write-offs of purchased loans at acquisition date were ¥3,899 million, ¥2,210 million and ¥6,901 million during fiscal 2021, 2022 and 2023, respectively.
*6	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

The following table provides information about purchased loans which were acquired for fiscal 2021, 2022 and 2023:

	Millions of yen
	Fiscal Year ended March 31, 2021	Fiscal Year ended March 31, 2022	Fiscal Year ended March 31, 2023
Purchase price	¥2,705	¥4,926	¥2,444
Allowance for credit losses at acquisition date	3,899	2,210	6,901
Discount or premium attributable to other factors	254	220	261

Par value	¥6,858	¥7,356	¥9,606

The Company and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic and business conditions and expected outlook in future.
The Company and its subsidiaries manage credit risk using various indicators specific to the region, industry, and types of assets, in accordance with the group risk management policy. For credit transactions, the basic group policy is to obtain sufficient collateral and guarantees, and to diversify industries and borrowers, and the Company and its subsidiaries comprehensively evaluate and monitor the financial condition and cash flows of borrowers, underlying collateral and guarantees, and profitability. The Company and its subsidiaries also manage exposure to potentially high-risk markets by establishing appropriate credit limits through portfolio analysis.
Due to the diversity of assets and risk indicators held by the Company and its subsidiaries, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets as indicators that are common across all classes. The category of non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.

Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans and card loans.
The credit quality of real estate loans is affected by the cash flows derived from the property and its collateral value.
The credit quality of card loans is affected by the repayment ability of customers such as customer credit standing or payment history.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default in each portfolio.
Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by governments and central banks, as well as from third-party information providers as economic indicators. For the impact of the spread of
COVID-19
etc., the Company and its subsidiaries revise forward-looking scenarios, as necessary, with a quantitative adjustment based on the analysis of impact to the portfolios and the referenced economic indicators.

On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.
There have been no significant changes during fiscal 2023 to methodologies and economic indicators used to estimate the allowance for Credit Losses.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financial receivables if the financial receivables are collateral-dependent.
The collateral-dependent financial receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financial receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of March 31, 2022 and 2023. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

	March 31, 2022
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2022	2021	2020	2019	2018	Prior	Total
Consumer borrowers:
Performing	¥322,924	¥314,935	¥387,988	¥314,163	¥202,309	¥595,321	¥2,137,640
Non-Performing	8,282	4,595	3,852	2,098	961	11,915	¥31,703

Real estate loans
Performing	302,695	309,893	382,612	311,959	198,974	594,612	¥2,100,745
Non-Performing	26	94	489	380	222	11,474	¥12,685
Other*
Performing	20,229	5,042	5,376	2,204	3,335	709	¥36,895
Non-Performing	8,256	4,501	3,363	1,718	739	441	¥19,018
Corporate borrowers:
Performing	487,433	188,634	283,950	127,128	96,851	111,640	¥1,295,636
Non-Performing	412	3,184	4,138	4,747	14,562	21,000	¥48,043

Non-recourse loans
Japan
Performing	26,991	6,686	24,244	5,256	2,750	8,158	¥74,085
The Americas
Performing	0	5,547	51,467	11,744	7,721	1,397	¥77,876
Non-Performing	0	64	0	1,587	0	1,391	¥3,042
Other than non-recourse loans
Real estate companies in Japan
Performing	102,719	48,420	37,845	28,727	24,481	34,111	¥276,303
Non-Performing	0	245	938	71	0	1,050	¥2,304
Real estate companies in overseas
Performing	24,104	26,751	41,644	2,256	5,478	740	¥100,973
Non-Performing	0	0	0	371	12,790	7,717	¥20,878
Commercial, industrial and other companies in Japan
Performing	75,273	24,808	26,748	13,746	6,457	13,806	¥160,838
Non-Performing	156	457	1,392	124	392	773	¥3,294
Commercial, industrial and other companies in overseas
Performing	258,346	76,422	102,002	65,399	49,964	53,428	¥605,561
Non-Performing	256	2,418	1,808	2,594	1,380	10,069	¥18,525

		March 31, 2022
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2022	2021	2020	2019	2018	Prior	Total
Purchased loans:
	Performing	0	0	24	281	1,072	10,885	¥12,262
	Non-Performing	0	0	0	0	0	1,485	¥1,485

Net investment in leases:
	Performing	328,428	249,106	190,125	113,190	77,683	80,217	¥1,038,749
	Non-Performing	2,608	2,899	3,474	2,787	2,178	5,278	¥19,224

Japan
	Performing	119,538	154,757	133,589	91,691	68,087	78,283	¥645,945
	Non-Performing	402	605	1,044	1,103	1,247	2,109	¥6,510
Overseas
	Performing	208,890	94,349	56,536	21,499	9,596	1,934	¥392,804
	Non-Performing	2,206	2,294	2,430	1,684	931	3,169	¥12,714
Other financial assets measured at amortized cost
	Performing	14,287	2,220	345	0	817	17,743	¥35,412
	Non-Performing	0	0	58	0	1,586	0	¥1,644

Total (excluding revolving repayment card loans)
	Performing	¥1,153,072	¥754,895	¥862,432	¥554,762	¥378,732	¥815,806	¥4,519,699
	Non-Performing	¥11,302	¥10,678	¥11,522	¥9,632	¥19,287	¥39,678	¥102,099

	March 31, 2023
	Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2023	2022	2021	2020	2019	Prior	Total
Consumer borrowers:
Performing	¥300,198	¥200,041	¥281,872	¥360,726	¥293,297	¥656,584	¥2,092,718
Non-Performing	10,896	5,259	3,140	2,257	1,078	12,324	¥34,954

Real estate loans
Performing	266,663	190,076	279,690	359,321	292,388	655,811	¥2,043,949
Non-Performing	17	81	378	474	239	11,821	¥13,010
Other*
Performing	33,535	9,965	2,182	1,405	909	773	¥48,769
Non-Performing	10,879	5,178	2,762	1,783	839	503	¥21,944
Corporate borrowers:
Performing	427,902	346,629	127,984	171,314	103,628	139,503	¥1,316,960
Non-Performing	257	793	5,485	4,959	4,624	24,008	¥40,126

Non-recourse loans
Japan
Performing	65,874	17,831	6,699	22,384	4,158	7,553	¥124,499
The Americas
Performing	2,901	706	5,217	15,153	10,595	834	¥35,406
Non-Performing	0	0	0	0	0	3,248	¥3,248
Other than non-recourse loans
Real estate companies in Japan
Performing	124,452	43,210	30,996	27,022	22,251	46,222	¥294,153
Non-Performing	0	230	0	913	9	923	¥2,075
Real estate companies in overseas
Performing	34,508	12,639	9,091	6,998	1,627	1,165	¥66,028
Non-Performing	0	0	741	0	813	12,063	¥13,617
Commercial, industrial and other companies in Japan
Performing	76,764	27,327	16,743	17,003	8,383	12,878	¥159,098
Non-Performing	125	80	431	264	133	399	¥1,432
Commercial, industrial and other companies in overseas
Performing	123,403	244,916	59,238	82,754	56,614	70,851	¥637,776
Non-Performing	132	483	4,313	3,782	3,669	7,375	¥19,754

Purchased loans:
Performing	26	396	0	21	406	10,385	¥11,234
Non-Performing	0	0	0	0	0	1,021	¥1,021

Net investment in leases:
Performing	440,421	257,871	139,306	103,726	53,604	75,794	¥1,070,722
Non-Performing	2,757	3,228	1,806	2,042	1,720	5,288	¥16,841

		March 31, 2023
		Millions of yen
Portfolio segment		Origination year (years ended March 31)
Class
	Credit Quality	2023	2022	2021	2020	2019	Prior	Total
Japan
	Performing	193,297	136,285	99,739	80,542	44,853	72,295	¥627,011
	Non-Performing	212	660	658	798	811	1,970	¥5,109
Overseas
	Performing	247,124	121,586	39,567	23,184	8,751	3,499	¥443,711
	Non-Performing	2,545	2,568	1,148	1,244	909	3,318	¥11,732
Other financial assets measured at amortized cost
	Performing	3,197	0	2,089	282	0	21,301	¥26,869
	Non-Performing	0	298	0	0	368	0	¥666

Total (excluding revolving repayment card loans)
	Performing	¥1,171,744	¥804,937	¥551,251	¥636,069	¥450,935	¥903,567	¥4,518,503
	Non-Performing	13,910	9,578	10,431	9,258	7,790	42,641	¥93,608

Note:	Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.
*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 30 “Commitments, Guarantees and Contingent Liabilities.”

The information about card loans to consumer borrowers with a revolving
repayment feature that cannot be classified into the origination year as of March 31, 2022 and 2023 are as follows:

	March 31, 2022
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥169,601	¥0	¥169,601	¥4,519,699	¥4,689,300

Non-Performing	671	3,415	4,086	102,099	¥106,185

	March 31, 202 3
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality

Consumer borrowers:
Performing	¥166,392	¥0	¥166,392	¥4,518,503	¥4,684,895

Non-Performing	1,588	3,655	5,243	93,608	¥98,851

Of
non-performing

assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and card loans, among others, which are not restructured) and net investment in leases as the 90 days or more past-due
financing receivables not individually evaluated, and consider all others as the loans individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.
The following table provides information about the
past-due
financial assets as of March 31, 2022 and 2023:

	March 31, 2022
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,183	¥5,637	¥9,820	¥2,343,030
	Real estate loans	1,473	2,262	3,735	2,113,430
	Card loans	371	503	874	173,687
	Other	2,339	2,872	5,211	55,913
Corporate borrowers		20,840	31,935	52,775	1,343,679
Non-recourse loans	Japan	0	0	0	74,085
	The Americas	514	3,042	3,556	80,918
Other than Non-recourse loans	Real estate companies in Japan	578	350	928	278,607
	Real estate companies in overseas	16,113	20,879	36,992	121,851
	Commercial, industrial and other companies in Japan	1,243	1,268	2,511	164,132
	Commercial, industrial and other companies in overseas	2,392	6,396	8,788	624,086
Net investment in leases		9,322	17,746	27,068	1,057,973
	Japan	2,252	5,782	8,034	652,455
	Overseas	7,070	11,964	19,034	405,518

Total		¥34,345	¥55,318	¥89,663	¥4,744,682

	March 31, 2023
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,574	¥10,047	¥14,621	¥2,299,307
	Real estate loans	1,739	2,181	3,920	2,056,959
	Card loans	514	1,364	1,878	171,635
	Other	2,321	6,502	8,823	70,713
Corporate borrowers		5,628	21,363	26,991	1,357,086
Non-recourse loans	Japan	0	0	0	124,499
	The Americas	0	1,494	1,494	38,654
Other than Non-recourse loans	Real estate companies in Japan	159	219	378	296,228
	Real estate companies in overseas	1,412	13,618	15,030	79,645
	Commercial, industrial and other companies in Japan	1,366	1,118	2,484	160,530
	Commercial, industrial and other companies in overseas	2,691	4,914	7,605	657,530
Net investment in leases		9,181	15,583	24,764	1,087,563
	Japan	2,648	4,431	7,079	632,120
	Overseas	6,533	11,152	17,685	455,443

Total		¥19,383	¥46,993	¥66,376	¥4,743,956

Note:	Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principals and interests are not
past-due
30 days or more in accordance with the modified terms.

The following table provides information about
non-accrual
of financial assets as of March 31, 2022 and 2023:

	March 31, 2022
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,976	¥1,824	¥193	¥21
Overseas	570	475	0	129
Card loans
Japan	1,115	503	35	0
Other
Japan	5,970	2,391	208	0
Overseas	691	519	0	39
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	10,148	8,787	0	0
Real estate companies
Japan	778	351	51	61
Overseas	14,505	20,879	0	0
Commercial, industrial companies and other
Japan	1,993	1,267	91	28
Overseas	26,396	18,634	112	4,018
Net investment in leases	17,166	17,771	0	0

Total	¥81,308	¥73,401	¥690	¥4,296

	March 31, 2023
	Millions of yen
	Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥1,824	¥1,693	¥235	¥41
Overseas	475	547	0	0
Card loans
Japan	503	1,367	28	0
Other
Japan	2,391	5,429	170	10
Overseas	519	1,105	0	0
Installment loans to corporate borrowers:
Non-recourse loans
The Americas	8,787	3,248	0	0
Real estate companies
Japan	351	219	51	13
Overseas	20,879	12,804	0	0
Commercial, industrial companies and other
Japan	1,267	1,118	71	190
Overseas	18,634	20,470	0	2,113
Net investment in leases	17,771	16,627	0	0

Total	¥73,401	¥64,627	¥555	¥2,367

The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during the fiscal year ended March 31, 2021, 2022 and 2023:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,279	¥6,727
	Real estate loans	34	23
	Card loans	1,677	1,261
	Other	7,568	5,443
Corporate borrowers		14,723	13,049
Other than Non-recourse loans	Real estate companies in overseas	111	111
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	14,574	12,900

Total		¥24,002	¥19,776

	Fiscal Year ended March 31, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥8,761	¥6,152
	Real estate loans	15	6
	Card loans	1,385	1,072
	Other	7,361	5,074
Corporate borrowers		5,481	5,319
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	5,481	5,319

Total		¥14,242	¥11,471

	Fiscal Year ended March 31, 2023
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥7,977	¥6,171
	Real estate loans	10	4
	Card loans	1,536	1,312
	Other	6,431	4,855
Corporate borrowers		10,510	10,507
Other than Non-recourse loans	Real estate companies in Japan	231	230
	Commercial, industrial and other companies in overseas	10,279	10,277

Total		¥18,487	¥16,678

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of the investment as possible in troubled debt restructurings. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a reduction of the loan principal or a temporary reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for allowance for credit losses. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional allowance for credit losses for the restructured receivables.
For fiscal 2021, 2022 and 2023, while there are financial assets for which the payments were deferred other than those in the troubled debt restructuring stated above due to the spread of
COVID-19,
the payment deferrals, which are determined not to meet the definition of a troubled debt restructuring are not included in the troubled debt restructuring stated the above.
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2021 and for which there was a payment default during the fiscal year ended March 31, 2021:

	Fiscal Year ended March 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥387
	Card loans	36
	Other	351
Corporate borrowers		752
Other than Non-recourse loans	Commercial, industrial other companies in overseas	752

Total		¥1,139

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2022 and for which there was a payment default during the fiscal year ended March 31, 2022:

	Fiscal Year ended March 31, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥900
	Real estate loans	4
	Card loans	6
	Other	890

Total		¥900

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2023 and for which there was a payment default during the fiscal year ended March 31, 2023:

	Fiscal Year ended March 31, 2023
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥808
	Real estate loans	5
	Card loans	2
	Other	801
Corporate borrowers		4,692
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,692

Total		¥5,500

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted financing receivables.
As of March 31, 2022 and 2023, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer real estate loans collateralized by residential real estate property that are in the process of foreclosure were ¥162 million and ¥57 million as of March 31, 2022 and 2023, respectively.